Award Timing Disclosure		12 Months Ended
		Dec. 31, 2024	Feb. 29, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	While we do not have a formal written policy in place with regard to the timing of awards of options or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. Annual equity awards are typically granted to our executives in August each year. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.

The Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity award grants. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing MNPI Considered [Flag]		false
MNPI Disclosure Timed for Compensation Value [Flag]		false
Awards Close in Time to MNPI Disclosures, Table

During the fiscal year ended December 31, 2024, we did not award any options to an NEO in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report, except as set forth in the table below:

Name	Grant date	Number of securities underlying the award(1)	Exercise price of the award ($/Sh)(1)	Grant date fair value of the award(2)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)
Abigail M. Wendel	02/29/24	5,250	$18.50	156,000	1.2%

(1)	Award represents the options granted in connection with Ms. Wendel entering into an employment agreement with the Company, as adjusted for subsequent stock dividends.

(2)	The grant date fair value of the stock option award is computed in accordance with FASB ASC Topic 718. For a discussion of the assumptions used to establish the valuation of stock option awards, reference is made to Note 19 of the Notes to the Consolidated Financial Statements of the Company included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.

Abigail M. Wendel [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Abigail M. Wendel
Number of Securities Underlying the Award | shares	[1]		5,250
Exercise Price of the Award | $ / shares	[1]		$ 18.50
Grant Date Fair Value of the Award | $	[2]		$ 156,000
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information			0.012

[1]	Award represents the options granted in connection with Ms. Wendel entering into an employment agreement with the Company, as adjusted for subsequent stock dividends.
[2]	The grant date fair value of the stock option award is computed in accordance with FASB ASC Topic 718. For a discussion of the assumptions used to establish the valuation of stock option awards, reference is made to Note 19 of the Notes to the Consolidated Financial Statements of the Company included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.